Trade Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Trade Payables and Accrued Liabilities

8. TRADE PAYABLES AND ACCRUED LIABILITIES

(All amounts in table are expressed in thousands of Canadian dollars)	December 30, 2019	December 31, 2018
Trade payables	310	477
Amounts due to related parties (Note 10)	169	1
Accrued liabilities	40	78
	519	556